                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                              New York, NY 10281-1008

May 24, 2007

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:      Oppenheimer Tremont Opportunity Fund LLC
                           1933 Act File No. 333-124253/1940 Act File No. 811-10541
                           EDGAR Filing of Post Effective Amendment

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made under the Securities Act of
1933,  as amended (the "1933 Act") and the  Investment  Company Act of 1940,  as
amended (the "1940 Act") on behalf of Oppenheimer  Tremont  Opportunity Fund LLC
(the "Fund").  This filing is subject to completion and includes  Post-Effective
Amendment  No. 3 to the Fund's 1933 Act  Registration  Statement on Form N-2 and
Amendment  No. 19 to its 1940 Act  Registration  Statement.  It is proposed this filing will become effective pursuant to section 8(c).

     We will be filing at a later date a Post-Effective  Amendment to the Fund's
Registration  Statement that contains the Fund's audited financial statements at fiscal  year-end  March  31,  2007,  together  with a  signed  consent  from the
Independent  Registered  Public  Accounting  Firm and  other  updated  financial information.

     The  Securities and Exchange  Commission  Staff is requested to address any comments or questions you may have on this filing to:

                           Nancy S. Vann
                           Vice President & Associate Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street, 11th Floor
                           New York, New York 10281-1008
                           212-323-5089
                           nvann@oppenheimerfunds.com

                                                              Sincerely,

                                                              /s/ Mitchell Lindauer
                                                              ------------------------------------------
                                                              Mitchell Lindauer
                                                              Vice President & Assistant General Counsel
                                                              Phone: (212) 323-0254
                                                              Fax: (212) 323-4070
                                                              mlindauer@oppenheimerfunds.com

cc:      Larry Greene, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw, LLP
         KPMG LLP
         Gloria LaFond